Segmented Information - Schedule of Aggregates External Revenues by Customer (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue from external customers	$ 34,835	$ 30,837	$ 28,748
General Motors [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	6,394	5,704	6,202
Fiat or Chrysler Group [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,137	4,637	3,864
BMW [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,882	4,100	4,191
Ford Motor Company [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,450	3,848	3,549
Volkswagen [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	4,047	3,835	3,187
Daimler AG [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	3,949	3,367	2,793
Other Customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 5,976	$ 5,346	$ 4,962